October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniHoldings Fund, Inc. (MHD)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.4%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$2,450	$ 2,638,872
Series A, 5.25%, 05/01/56	2,990	3,115,515
Series F, 5.50%, 11/01/53	1,115	1,178,400
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	9,590	9,907,538
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	4,715	4,914,783
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	2,825	3,059,814
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	4,895	5,240,169
Series A-1, 5.50%, 01/01/53	1,890	2,048,302
Series B, 5.00%, 01/01/54	4,595	4,899,333
Series B, 5.25%, 03/01/55	1,275	1,373,208
Series B-1, 5.00%, 05/01/53	4,510	4,695,034
		43,070,968
Arizona — 2.5%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	575	523,035
Series A, 5.00%, 07/01/49	550	499,407
Series A, 5.00%, 07/01/54	425	378,136
Arizona Industrial Development Authority, Refunding RB(b)
5.50%, 07/01/52	130	121,680
Series G, 5.00%, 07/01/47	435	414,398
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	2,425	2,606,500
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	65	56,091
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	2,120	2,043,837
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/34(b)	400	401,223
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	300	277,590
Salt Verde Financial Corp., RB
5.00%, 12/01/32	3,500	3,836,868
5.00%, 12/01/37	5,235	5,728,269
		16,887,034
Arkansas — 0.6%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	1,170	1,194,178
City of Springdale Arkansas Sales & Use Tax Revenue, RB, Series B, (BAM), 4.13%, 08/01/47	3,085	3,022,233
		4,216,411
California — 5.2%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,025	1,017,049
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(b)	3,200	2,560,000
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	800	804,514
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,755	1,755,058
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/47	830	853,098
Security	Par (000)	Value
California (continued)
Hartnell Community College District, GO
Series D, 7.00%, 08/01/34(c)	$1,650	$ 1,778,263
Sustainability Bonds, 4.00%, 07/01/53	4,125	3,920,679
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGM), 0.00%, 08/01/38(d)	8,000	4,835,840
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39(c)	2,605	3,275,022
Series B, Election 2006, 0.00%, 08/01/30(d)	1,500	1,325,614
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(c)(e)	2,800	2,975,090
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	1,515	1,518,286
Series B, AMT, Subordinate, 5.00%, 07/01/56	2,150	2,181,297
San Diego Unified School District, GO(d)(f)
Class A, 0.00%, 07/01/29	5,315	4,801,432
Series A, 0.00%, 07/01/29	685	618,811
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	920	925,717
		35,145,770
Colorado — 2.1%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/48	100	100,749
Series D, AMT, 5.75%, 11/15/45	1,160	1,252,426
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB(d)
Series A-2, 0.00%, 08/01/37	1,490	912,531
Series A-2, 0.00%, 08/01/38	915	531,543
Colorado Educational & Cultural Facilities Authority, RB, 5.50%, 07/01/40	2,510	2,511,420
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	480	505,897
5.25%, 11/01/52	1,000	1,032,218
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 11/15/46	1,610	1,504,162
Series A, 4.00%, 08/01/49	1,950	1,701,100
Series A, 4.00%, 05/15/52	1,500	1,372,355
Series A, 5.00%, 05/15/52	3,000	3,082,267
		14,506,668
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	525	493,690
Delaware — 0.2%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	330	331,257
Series A, 5.00%, 07/01/53	775	721,036
		1,052,293
District of Columbia — 4.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	1,300	1,288,048
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	2,865	3,095,900
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	3,745	3,976,832
District of Columbia, Refunding RB, 5.00%, 10/01/48	265	261,599
District of Columbia, TA, 5.13%, 06/01/41	1,195	1,195,805
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/49	1,190	1,247,254

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/34(d)	$10,170	$ 7,506,006
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/35(d)	13,485	9,479,979
Series B, Subordinate, 4.00%, 10/01/49	2,000	1,781,527
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	2,690	2,651,290
		32,484,240
Florida — 4.5%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	305	258,510
Series A, 5.00%, 06/01/45	480	416,906
Series A, 5.50%, 06/01/57	170	148,208
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/29(e)	20	21,750
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	1,290	1,310,355
Collier County Industrial Development Authority, RB, Series A, (AGM), 5.00%, 10/01/54	3,500	3,605,254
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/44	395	402,919
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	585	570,868
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	3,525	3,571,669
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	3,120	3,156,810
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	1,245	1,271,981
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	260	87,056
Series A-2, 0.00%, 10/01/47	435	136,905
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	500	537,478
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	430	355,822
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/56	75	70,884
AMT, 5.00%, 05/01/29(b)	270	272,685
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	6,495	6,466,336
AMT, (AGM), 5.25%, 07/01/47	1,600	1,591,757
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	570	601,430
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,075	1,102,159
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	1,185	1,064,222
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	220	197,872
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(g)(h)	800	544,093
Security	Par (000)	Value
Florida (continued)
Trout Creek Community Development District, SAB
4.00%, 05/01/40	$630	$ 595,877
4.00%, 05/01/51	1,050	875,698
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	585	586,778
Westside Community Development District, SAB, 4.00%, 05/01/50	815	688,073
		30,510,355
Georgia — 2.6%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	1,520	1,555,057
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB, 5.00%, 10/01/48	3,135	3,266,960
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	2,615	2,418,520
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	535	351,012
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,460	1,288,078
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	7,815	8,285,039
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/59	480	479,529
		17,644,195
Hawaii — 0.7%
State of Hawaii Airports System Revenue, ARB
Series B, 5.00%, 07/01/49	4,090	4,374,507
AMT, 5.25%, 08/01/26	460	460,859
		4,835,366
Idaho — 0.4%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	790	783,684
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	2,000	2,028,975
		2,812,659
Illinois — 8.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,760	1,771,165
Series A, 5.00%, 12/01/40	1,410	1,363,663
Series A, 5.00%, 12/01/42	1,480	1,397,716
Series A, 6.25%, 12/01/50	2,955	3,089,021
Series C, 5.25%, 12/01/35	900	899,984
Series D, 5.00%, 12/01/46	3,480	3,157,684
Series H, 5.00%, 12/01/36	585	581,827
Chicago Board of Education, Refunding GO
Series B, 12/01/43(i)	1,100	1,146,655
Series C, 5.00%, 12/01/27	500	506,112
Series C, 5.00%, 12/01/34	475	475,012
Series G, 5.00%, 12/01/34	315	315,008
Chicago Midway International Airport, Refunding ARB, Series B, 5.00%, 01/01/46	1,670	1,675,573
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 4.63%, 01/01/53	5,880	5,739,092
Series B, Senior Lien, 4.50%, 01/01/56	6,720	6,459,236
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.25%, 01/01/48	$1,660	$ 1,739,054
Series A, AMT, Senior Lien, 4.38%, 01/01/53	1,390	1,292,188
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	885	924,087
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 07/15/47	1,485	1,355,205
Series C, 4.00%, 02/15/27(e)	60	61,048
Series C, 4.00%, 02/15/41	5	4,869
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,625	5,630,025
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	2,370	2,359,572
Metropolitan Pier & Exposition Authority, Refunding RB(d)
Series B, (AGM), 0.00%, 06/15/44	3,765	1,613,741
Series B, (AGM), 0.00%, 06/15/47	22,775	8,279,289
State of Illinois, GO
5.50%, 05/01/39	795	851,359
Series B, 5.25%, 05/01/41	1,770	1,890,361
Series D, 5.00%, 11/01/28	900	935,285
Series F, 5.25%, 09/01/48	1,805	1,877,034
		57,390,865
Indiana — 1.1%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	385	398,334
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	2,150	2,220,194
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	1,765	1,904,213
Series C, 5.25%, 10/01/47	610	656,323
Indiana Housing & Community Development Authority, RB, S/F Housing, Series A-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 07/01/49	2,475	2,477,750
		7,656,814
Kentucky — 1.9%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	4,430	4,812,015
Kentucky Public Transportation Infrastructure Authority, RB, CAB(c)
Convertible, 6.45%, 07/01/34	500	585,331
Convertible, 6.60%, 07/01/39	830	955,420
Convertible, 6.75%, 07/01/43	1,770	2,006,870
University of Kentucky, RB, Class A, 5.00%, 04/01/55	4,415	4,552,398
		12,912,034
Louisiana — 2.1%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	4,140	4,135,616
AMT, 5.75%, 09/01/64	3,235	3,354,342
Louisiana Stadium & Exposition District, Refunding RB
Series A, 5.00%, 07/01/48	1,915	1,964,046
Series A, 5.25%, 07/01/53	3,520	3,658,577
Port New Orleans Board of Commissioners, ARB, Series E, AMT, 5.00%, 04/01/44	965	980,294
		14,092,875
Security	Par (000)	Value
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, Series C, 5.00%, 05/15/45	$1,695	$ 1,709,507
Massachusetts — 2.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/52	1,240	1,288,804
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/50	1,195	1,251,205
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	830	755,802
Series A, 5.00%, 01/01/47	3,960	3,852,694
Massachusetts Development Finance Agency, Refunding RB
5.00%, 04/15/40	400	399,911
Series A, 5.00%, 10/01/35	500	501,110
Series P, 5.45%, 05/15/59	2,010	2,167,103
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	3,100	3,161,565
		13,378,194
Michigan — 1.5%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,013
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	1,360	1,304,033
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28(e)	45	46,386
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	4,780	5,009,011
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	710	652,822
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 4.45%, 12/01/49	1,085	1,065,786
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,795	1,796,945
		9,879,996
Minnesota — 1.2%
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,080	1,061,332
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	3,800	3,548,216
Series A, 5.25%, 02/15/58	1,605	1,614,332
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	1,660	1,727,573
		7,951,453
Mississippi — 0.8%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	3,595	3,653,887
Mississippi Home Corp., RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.80%, 12/01/49	1,970	1,990,898
		5,644,785
Missouri — 1.0%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	1,910	1,714,470
Series A, 4.25%, 04/01/55	360	340,397
Kansas City Industrial Development Authority, ARB
Class B, AMT, (AGM), 5.00%, 03/01/49	1,755	1,764,529

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri (continued)
Kansas City Industrial Development Authority, ARB (continued)
Class B, AMT, (AGM), 5.00%, 03/01/55	$1,775	$ 1,779,576
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.55%, 11/01/44	1,335	1,350,611
		6,949,583
Nevada — 0.1%
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	310	319,070
5.00%, 07/01/45	420	422,756
		741,826
New Hampshire — 3.0%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.09%, 01/20/41(a)	1,010	1,006,076
Series A, Sustainability Bonds, 5.50%, 06/01/55	8,010	8,426,274
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	1,525	1,592,039
Series 2025, Subordinate, 5.15%, 09/28/37	2,395	2,422,597
Class A-1, Sustainability Bonds, 0.00%, 11/20/42(a)	6,049	5,946,444
Series 2, Sustainability Bonds, 4.25%, 07/20/41	957	954,121
		20,347,551
New Jersey — 6.6%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	660	660,004
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(e)	60	64,464
5.00%, 06/15/34	365	394,812
5.00%, 06/15/36	460	493,858
5.00%, 06/15/43	100	102,928
Class A, 5.25%, 11/01/47	4,795	5,067,425
Series B, 4.50%, 06/15/40	1,270	1,292,121
Series EEE, 5.00%, 06/15/48	4,275	4,353,670
AMT, (AGM), 5.00%, 01/01/31	790	791,489
AMT, (AGM), 5.13%, 07/01/42	200	200,208
AMT, 5.38%, 01/01/43	3,000	3,002,684
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	2,218	2,293,101
5.75%, 04/01/31	2,675	2,690,675
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	835	856,352
Series C, AMT, Subordinate, 5.00%, 12/01/52	3,425	3,398,052
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(e)	725	778,942
5.00%, 12/15/32(e)	4,075	4,739,341
Series AA, 5.00%, 06/15/45	900	900,272
Series AA, 5.00%, 06/15/46	400	400,101
Series S, 4.13%, 06/15/39	1,040	1,050,638
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	1,000	704,539
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	2,975	3,199,132
Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	$2,995	$ 2,962,736
Series A, 5.25%, 06/01/46	4,430	4,441,219
		44,838,763
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	200	194,226
New York — 13.1%
City of New York, GO
Series A, 5.00%, 08/01/46	2,265	2,369,365
Series C-1, 5.25%, 09/01/50	5,000	5,314,220
Series G-1, 5.25%, 02/01/53	550	586,096
Empire State Development Corp., Refunding RB, 4.00%, 03/15/49	1,850	1,710,394
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,585	2,960,787
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.25%, 11/15/56	10	10,042
Series A, Sustainability Bonds, (BAM), 4.00%, 11/15/48	2,770	2,533,521
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,950	1,956,252
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	370	376,230
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,040	1,070,197
New York City Housing Development Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	2,565	2,558,052
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	1,010	983,806
Series DD, 4.13%, 06/15/47	1,605	1,559,481
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 5.25%, 05/01/52	2,255	2,412,016
Series F-1, Subordinate, 4.00%, 02/01/51	10,500	9,735,865
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,345	1,251,845
Series A, 6.25%, 06/01/41(b)	2,849	2,741,426
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	255	223,140
Series A-2B, 5.00%, 06/01/51	245	206,869
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,450	1,450,267
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	4,565	3,352,975
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,685	1,217,605
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/58	1,305	1,371,602
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	1,160	1,071,812
New York State Dormitory Authority, RB, Series A, 11/15/55(i)	700	701,773
New York State Dormitory Authority, Refunding RB
Class A, 5.25%, 05/01/54	2,175	2,265,098
Series A, 4.00%, 03/15/54	1,600	1,479,195
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/57	2,415	2,258,904
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,265	1,328,305
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	2,840	3,069,767
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	$1,910	$ 1,998,000
AMT, Sustainability Bonds, 6.00%, 06/30/54	1,935	2,019,137
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	3,880	3,949,769
AMT, Sustainability Bonds, 5.50%, 06/30/60	7,055	7,202,948
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	3,275	3,344,716
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/52	3,000	3,072,249
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.25%, 05/15/58	6,415	6,150,890
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	536,490
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	290	236,699
		88,637,805
North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	1,445	1,456,146
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	460	514,156
		1,970,302
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	2,585	2,619,541
Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	610	528,112
Series B-2, Class 2, 5.00%, 06/01/55	3,495	2,928,947
Columbus Regional Airport Authority, Refunding ARB, Series A, Class A, AMT, 5.50%, 01/01/55	1,745	1,846,122
County of Franklin Ohio, RB
Series A, 4.00%, 12/01/44	365	344,925
Series A, 5.00%, 12/01/47	290	292,134
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	3,115	3,117,888
State of Ohio, Refunding RB, Series A, (BAM-TCRS), 4.00%, 01/15/50	2,250	1,979,980
		11,038,108
Oklahoma — 0.6%
Creek County Educational Facilities Authority, RB, (BAM), 4.13%, 09/01/48	890	858,644
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,080	1,084,217
Oklahoma Turnpike Authority, RB, Series A, (AGM), 4.25%, 01/01/55	970	946,406
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	1,335	1,539,521
		4,428,788
Security	Par (000)	Value
Oregon — 0.1%
Clackamas County School District No. 12 North Clackamas, GO, CAB(d)
Series A, (GTD), 0.00%, 06/15/27(e)	$55	$ 32,180
Series A, (GTD), 0.00%, 06/15/38	455	258,427
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/47	135	135,356
		425,963
Pennsylvania — 4.6%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,670	1,455,068
Allegheny County Hospital Development Authority, Refunding RB, Series A, (AGM-CR), 5.00%, 04/01/47	2,130	2,157,722
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	2,490	2,506,639
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/51	1,430	1,263,407
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	605	605,230
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	390	390,956
AMT, 5.50%, 06/30/38	785	847,499
AMT, 5.50%, 06/30/40	2,000	2,119,001
AMT, 5.75%, 06/30/48	3,150	3,284,197
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,905	1,906,102
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.50%, 08/15/55	1,925	2,092,575
Series B2, 4.38%, 11/01/54	1,865	1,713,219
Series B2, 5.50%, 11/01/54	2,280	2,423,907
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	5,595	5,620,141
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,130	1,141,790
Pennsylvania Turnpike Commission, RB
Series A, Subordinate, 4.00%, 12/01/50	1,075	981,082
Series B, Subordinate, 4.00%, 12/01/51	610	553,889
		31,062,424
Puerto Rico — 5.2%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	3,910	4,176,061
Series A-1, Restructured, 5.75%, 07/01/31	3,524	3,906,884
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	7,770	7,346,551
Series A-1, Restructured, 5.00%, 07/01/58	12,569	12,207,524
Series A-2, Restructured, 4.78%, 07/01/58	2,097	1,972,011
Series B-2, Restructured, 4.78%, 07/01/58	412	387,443
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	15,519	5,401,117
		35,397,591

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Rhode Island — 0.7%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing
Sustainability Bonds, (GNMA), 4.60%, 10/01/44	$2,970	$ 3,022,625
Series A, Sustainability Bonds, (GNMA), 4.45%, 10/01/44	1,550	1,562,775
		4,585,400
South Carolina — 2.4%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	1,150	1,195,920
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	295,210
4.38%, 11/01/49	470	418,753
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,575	1,718,150
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	845	700,538
Series A, 5.50%, 11/01/48	625	669,348
Series A, 5.50%, 11/01/50	1,340	1,428,371
Series A, 4.50%, 11/01/54	3,310	3,254,773
Series A, 5.50%, 11/01/54	2,285	2,432,409
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	2,015	1,894,301
Series A, 4.25%, 05/01/48	1,385	1,310,573
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	960	1,000,096
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	205	209,063
		16,527,505
Tennessee — 2.2%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	430	454,276
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	8,775	8,913,020
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB, 5.25%, 05/01/48	555	577,845
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB
4.00%, 10/01/49	230	192,102
5.25%, 10/01/58	2,930	2,833,419
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	1,730	1,842,857
		14,813,519
Texas — 10.9%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	1,300	1,219,464
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,165	582,500
7.88%, 11/01/62	1,005	603,000
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	2,500	2,596,912
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	1,750	1,845,305
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	1,255	1,162,862
Security	Par (000)	Value
Texas (continued)
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	$100	$ 105,933
Series A, AMT, 1st Lien, 5.50%, 08/01/44	100	104,962
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	275	268,355
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	800	862,326
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	1,745	1,861,668
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series A, AMT, 4.00%, 07/01/46	1,390	1,261,619
Sub-Series A, AMT, 4.00%, 07/01/48	3,420	3,068,781
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	4,355	4,091,376
Series A, 1st Lien, 4.00%, 08/15/54	3,105	2,857,210
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	455	421,600
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	990	932,187
Greenwood Independent School District, GO, (PSF), 4.00%, 02/15/54	3,220	2,983,175
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	800	737,492
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(d)	10,690	4,369,030
Longview Independent School District, GO, (PSF), 4.00%, 02/15/49	1,100	1,041,527
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	14,680	7,765,063
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.50%, 08/15/49	4,140	4,543,038
Series A, 5.00%, 08/15/50(b)	455	386,883
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(d)(e)	2,415	1,295,721
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	2,235	2,081,702
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	1,900	2,029,838
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	1,855	1,911,792
1st Lien, 5.00%, 10/01/53	1,375	1,419,641
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	1,275	1,215,431
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	5,005	4,434,344
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	285	282,006
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	610	570,609
Tarrant Regional Water District, RB, 4.25%, 09/01/55	3,395	3,263,430
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	226,143
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	270	181,407
0.00%, 08/01/36	145	92,306
0.00%, 08/01/37	195	117,248
0.00%, 08/01/38	200	113,418
0.00%, 08/01/39	1,000	534,857
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Texas Transportation Commission State Highway 249 System, RB, CAB(d) (continued)
0.00%, 08/01/43	$795	$ 337,516
0.00%, 08/01/44	605	242,695
0.00%, 08/01/45	1,135	431,615
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	4,780	4,614,621
Ysleta Independent School District, GO, (PSF), 4.25%, 08/15/56	2,750	2,650,705
		73,719,313
Utah — 2.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	375	378,800
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/51	1,340	1,360,155
Series A, AMT, 5.50%, 07/01/55	7,020	7,483,714
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	1,785	1,922,790
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	635	683,505
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	200	192,945
Utah Charter School Finance Authority, Refunding RB
5.00%, 06/15/40(b)	150	145,543
(UT CSCE), 4.00%, 04/15/42	400	369,433
5.00%, 06/15/55(b)	385	336,644
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	1,825	1,838,945
		14,712,474
Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.13%, 06/15/30	275	270,865
Virginia — 0.8%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	185	184,760
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(c)	444	391,749
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	560	515,881
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	1,815	1,889,601
Virginia Housing Development Authority, RB, S/F Housing, Series E-2, 4.40%, 10/01/44	365	367,571
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/52	1,135	1,116,349
AMT, 5.00%, 12/31/56	1,195	1,163,294
		5,629,205
Washington — 1.2%
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	5,645	5,770,318
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	875	904,065
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	530	562,866
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43(b)	900	836,392
		8,073,641
Security	Par (000)	Value
Wisconsin — 0.9%
Public Finance Authority, RB
Series A, 5.00%, 07/01/55(b)	$300	$ 257,441
Series A-1, 4.50%, 01/01/35(b)	200	195,835
AMT, 5.75%, 06/30/60	2,655	2,741,786
AMT, 6.50%, 12/31/65	2,110	2,317,388
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	305	280,915
		5,793,365
Total Municipal Bonds — 107.3% (Cost: $701,726,727)		727,053,930
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama(a) — 6.0%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54(k)	10,407	11,550,123
Series C-1, 5.25%, 02/01/53	14,173	15,109,693
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	12,450	13,991,624
		40,651,440
California — 2.6%
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	16,742	17,675,644
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	10,098	10,655,304
District of Columbia — 3.7%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	12,640	13,658,702
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, 5.00%, 10/01/49	11,194	11,296,415
		24,955,117
Florida — 3.0%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	9,060	9,828,647
Tender Opt Bd Tr Rcpts, 5.25%, 10/01/50	9,753	10,439,108
		20,267,755
Georgia — 6.4%
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55	20,862	21,853,582
Georgia Housing & Finance Authority, RB, S/F Housing, Series A, 4.65%, 12/01/50(k)	11,883	11,855,820
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53(a)(k)	9,240	9,885,064
		43,594,466
Illinois — 2.3%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49(k)	15,102	15,561,196
Maryland — 1.7%
Maryland Stadium Authority, RB, 5.00%, 06/01/54	11,400	11,860,273
Massachusetts — 1.2%
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 05/01/48	7,712	8,104,001

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	$2,338	$ 2,209,251
Minnesota — 2.4%
Minneapolis-St. Paul Metropolitan Airports Commission, ARB, AMT, 5.25%, 01/01/49	15,240	15,960,781
Missouri — 0.9%
Missouri Housing Development Commission, RB, S/F Housing, Series E, 4.60%, 11/01/49	6,360	6,306,088
Nebraska — 2.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	5,904	5,983,969
Omaha Public Power District, Refunding RB, Series B, 5.25%, 02/01/48	8,980	9,544,736
		15,528,705
New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	11,680	12,106,851
New York — 6.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/49	10,344	10,825,795
New York City Municipal Water Finance Authority, RB
Series AA, Subordinate, 5.00%, 06/15/51	7,722	8,112,647
Series AA-1, 5.25%, 06/15/52	10,980	11,593,589
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, 5.25%, 05/01/48	10,077	10,689,935
		41,221,966
Oklahoma — 1.3%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	8,126	8,666,641
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	5,620	5,982,623
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	8,295	8,786,954
Rhode Island — 1.5%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 82-A, Sustainability Bonds, (GNMA), 4.60%, 10/01/49	10,234	10,163,352
South Carolina — 2.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)(k)	12,597	13,700,782
Tennessee — 1.9%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)(k)	11,655	12,571,965
Texas — 8.7%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/53	6,010	6,262,156
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	11,148	12,098,869
County of Bexar Texas, GOL, 5.00%, 06/15/49	9,840	10,311,631
Crowley Independent School District, GO, (PSF), 5.25%, 02/01/53	5,967	6,335,559
Security	Par (000)	Value
Texas (continued)
North Texas Municipal Water District, RB, 5.00%, 06/01/50(k)	$11,415	$ 11,885,898
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	4,041	4,165,300
Texas Water Development Board, RB, 4.80%, 10/15/52	7,785	7,929,178
		58,988,591
Wisconsin — 0.4%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing
Series A, 4.10%, 11/01/43	1,342	1,332,189
Series A, 4.45%, 05/01/57	1,678	1,665,237
		2,997,426
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 60.3% (Cost: $397,208,820)		408,517,172
Total Long-Term Investments — 167.6% (Cost: $1,098,935,547)		1,135,571,102

	Shares
Short-Term Securities
	Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(l)(m)	7,911,617	7,912,408
	Total Short-Term Securities — 1.2% (Cost: $7,912,408)	7,912,408
	Total Investments — 168.8% (Cost: $1,106,847,955)	1,143,483,510
	Other Assets Less Liabilities — 1.8%	11,919,101
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (39.0)%	(264,128,927)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.6)%	(214,000,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 677,273,684

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	When-issued security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2029 to May 1, 2052, is $78,853,237.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 14,829,555	$ —	$ (6,917,147)(a)	$ —	$ —	$ 7,912,408	7,911,617	$ 49,632	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 727,053,930	$ —	$ 727,053,930
Municipal Bonds Transferred to Tender Option Bond Trusts	—	408,517,172	—	408,517,172
Short-Term Securities
Money Market Funds	7,912,408	—	—	7,912,408
	$7,912,408	$1,135,571,102	$—	$1,143,483,510
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(262,718,797)	$—	$(262,718,797)
VMTP Shares at Liquidation Value	—	(214,000,000)	—	(214,000,000)
	$—	$(476,718,797)	$—	$(476,718,797)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniHoldings Fund, Inc. (MHD)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
TA	Tax Allocation
UT	Unlimited Tax
Schedule of Investments